Property plant and equipment	12 Months Ended
Jun. 30, 2024
Property plant and equipment
Property, plant and equipment

10. Property, plant and equipment

Changes in the Group’s property, plant and equipment for the years ended June 30, 2024 and 2023 were as follows:

	Owner occupied farmland	Bearer plant (iii)	Buildings and facilities	Machinery and equipment	Others (i)	Total
Balance as of June 30, 2022	348,983	12,888	100,737	3,771	9,642	476,021
Costs	383,457	30,179	137,507	38,884	20,832	610,859
Accumulated depreciation	(34,474)	(17,291)	(36,770)	(35,113)	(11,190)	(134,838)
Net book amount at June 30, 2022	348,983	12,888	100,737	3,771	9,642	476,021
Additions	77,434	6,851	6,728	1,772	2,846	95,631
Disposals	(12,799)	(1,557)	(12,847)	(4)	(438)	(27,645)
Currency translation adjustment	22,180	1,144	687	(7)	542	24,546
Transfers	490	1,215	(11,889)	171	457	(9,556)
Depreciation charge (ii)	(5,707)	(4,172)	(4,596)	(1,694)	(2,055)	(18,224)
Balance as of June 30, 2023	430,581	16,369	78,820	4,009	10,994	540,773
Costs	470,762	37,832	120,186	40,816	24,239	693,835
Accumulated depreciation	(40,181)	(21,463)	(41,366)	(36,807)	(13,245)	(153,062)
Net book amount at June 30, 2023	430,581	16,369	78,820	4,009	10,994	540,773
Additions	24,024	12,981	6,455	2,123	3,064	48,647
Disposals	(8,517)	(477)	(12,488)	(8)	(911)	(22,401)
Currency translation adjustment	(44,338)	(3,410)	(1,907)	(24)	(830)	(50,509)
Transfers	19,350	(67)	828	24	(828)	19,307
Transfers to assets held for sale	(2,804)	-	-	-	-	(2,804)
Depreciation charges (ii)	(8,064)	(5,525)	(5,101)	(1,709)	(2,132)	(22,531)
Balance as of June 30, 2024	410,232	19,871	66,607	4,415	9,357	510,482
Costs	458,477	46,859	113,074	42,931	24,734	686,075
Accumulated depreciation	(48,245)	(26,988)	(46,467)	(38,516)	(15,377)	(175,593)
Net book amount at June 30, 2024	410,232	19,871	66,607	4,415	9,357	510,482

(i)	Includes furniture and fixtures and vehicles.

(ii)

Amortization charge was recognized in the amount of ARS 4,430 and ARS 4,477 under "Costs", in the amount of ARS 2,080 and ARS 1,880 under "General and administrative expenses" and ARS 366 and ARS 178 under "Selling expenses" as of June 30, 2024 and 2023, respectively in the Consolidated Statement of Income and Other Comprehensive Income (Note 27) and ARS 15,655 and ARS 11,689 were capitalized as part of biological assets’ cost.

(iii)	Corresponds to the plantation of sugarcane with a useful life of more than one year.